Refundable Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Refundable Deposits [Abstract]
Schedule of Refundable Deposits
	As of December 31,	As of December 31,
	2024	2023
Security deposits for energy	7,740	277
Refundable Hosting Deposits	14,216	—
	21,956	277